Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)
Finite-Lived Intangible Assets
Intangible assets, cost	¥ 130,619		¥ 50,326		$ 18,077
Less: accumulated amortization and impairment	(29,806)		(16,778)		(4,125)
Less: accumulated impairment	(2,210)				(306)
Intangible Assets, Net (Excluding Goodwill), Total	98,603		33,548		13,646
Amortization expenses	13,028		2,879	¥ 6,879
Impairment loss on intangible assets	2,210	$ 318	0	¥ 0
Computer software
Finite-Lived Intangible Assets
Intangible assets, cost	34,547		28,478		4,782
Licenses
Finite-Lived Intangible Assets
Intangible assets, cost	16,673		15,648		2,307
Internet Hospital License
Finite-Lived Intangible Assets
Intangible assets, cost	6,769		3,600		937
Customer Relationship
Finite-Lived Intangible Assets
Intangible assets, cost	27,857		¥ 2,600		3,855
Trademark [Member]
Finite-Lived Intangible Assets
Intangible assets, cost	¥ 44,773				$ 6,196